                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9/30/2000
                                              ---------------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name: Barbary Coast Management Corp.
     --------------------------------------------------------------------------
Address: One Salisome Street - 29th Floor
        -----------------------------------------------------------------------
San Francisco CA 94104-4448
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brad Cymbol
      -------------------------------------------------------------------------
Title: Director
      -------------------------------------------------------------------------
Phone: 212-251-3104
      -------------------------------------------------------------------------

Signature, Place, and Date of Signing:

   Brad Cymbol                New York, NY                     11/1/2000
---------------------     --------------------------       -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
_______   ___________________________   ________________________________

[Repeat as necessary.]

                                                                         9/30/00

                                                             VALUATION CURRENCY: USD

ITEM 1                      ITEM 2               ITEM 4      ITEM 5                 ITEM 6      ITEM 7           ITEM 8
NAME OF ISSUER              TITLE    ITEM 3      FAIR        SHARES OF              VEST. DISC. MANA-       VOTING AUTHORITY
                            OF       CUSIP       MARKET      PRINCIPAL     IN       SHARED      GERS    ---------------------------
                            CLASS    NUMBER      VALUE       AMOUNT        SOLE     SHARED      OTHER   SOLE      SHARED       NONE
                                                                           (A)      (B)         (C)     (A)       (B)          (C)
--------------------------  ------   ---------   ----------  ----------    ----     ----------  -----   -------   ------       ----
ANADIGICS INC               OTC EQ   032515108      553,125    25,000 N     X       BARB                 25,000

AIRNET COMMUNICATIONS CORP  OTC EQ   00941P106      386,006    17,300 N     X       BARB                 17,300

APOLLO GROUP INC - CL A     OTC EQ   037604105      797,500    20,000 N     X       BARB                 20,000

ARQULE INC                  OTC EQ   04269E107      917,963    53,800 N     X       BARB                 53,800

ACTIVISION INC NEW          OTC EQ   004930202      225,000    15,000 N     X       BARB                 15,000

ALZA CORP                   COMMON   022615108      666,050     7,700 N     X       BARB                  7,700

BARRA INC                   OTC EQ   068313105    2,401,819    38,700 N     X       BARB                 38,700

BEST BUY COMPANY INC        COMMON   086516101      697,966    10,970 N     X       BARB                 10,970


ASTROPOWER                  OTC EQ   04644A101      519,088    13,100 N     X       BARB                 13,100

EUROPOWER INTL              OTC EQ   298801101       29,750    14,000 N     X       BARB                 14,000

BOSTON SCIENTIFIC CORP      COMMON   101137107    1,010,906    61,500 N     X       BARB                 61,500

BTU INTERNATIONAL INC       OTC EQ   056032105      560,500    38,000 N     X       BARB                 38,000

BITWISE DESIGNS INC         OTC EQ   091747105      168,446    43,470 N     X       BARB                 43,470

BURLINGTON INDUSTRIES INC.  COMMON   121693105      302,875   242,300 N     X       BARB                242,300

CARRIER ACCESS CORP         OTC EQ   144460102      255,581    12,900 N     X       BARB                 12,900

CDW COMPUTER CENTERS INC    OTC EQ   125129106      538,200     7,800 N     X       BARB                  7,800

CIENA CORP                  OTC EQ   171779101    1,117,594     9,100 N     X       BARB                  9,100

CLAIRES STORES INC          COMMON   179584107      540,000    30,000 N     X       BARB                 30,000

CHOICEPOINT INC             COMMON   170388102    1,050,538    22,900 N     X       BARB                 22,900

CIRRUS LOGIC INC            OTC EQ   172755100    1,515,750    37,600 N     X       BARB                 37,600

1-800 CONTACTS              OTC EQ   681977104    1,362,240    28,380 N     X       BARB                 28,380

CITRIX SYSTEMS              OTC EQ   177376100      234,731    11,700 N     X       BARB                 11,700

CYGNUS INC                  OTC EQ   232560102      716,100    65,100 N     X       BARB                 65,100

CYTYC CORP                  OTC EQ   232946103    1,207,500    28,000 N     X       BARB                 28,000

DATUM INC                   OTC EQ   238208102    1,102,400    42,400 N     X       BARB                 42,400

DIRECT FOCUS INC            OTC EQ   254931108      488,925    12,300 N     X       BARB                 12,300

DATA RETURN CORP            OTC EQ   23785M104      687,994    33,975 N     X       BARB                 33,975

DIGITALTHINK INC            OTC EQ   25388M100      749,825    17,800 N     X       BARB                 17,800

***DIVERSINET CORP NEW      OTC EQ   25536K204      393,625    67,000 N     X       BARB                 67,000

DYNEX CAPITAL INC-9.55% CO  PREFER   26817Q308      482,438    62,000 N     X       BARB                 62,000

ECHELON CORP                OTC EQ   27874N105      293,750    10,000 N     X       BARB                 10,000

EMERGE INTERACTIVE INC      OTC EQ   29088W103      539,750    34,000 N     X       BARB                 34,000

ELECTRONIC ARTS INC         OTC EQ   285512109    1,481,250    30,000 N     X       BARB                 30,000

EXCHANGE APPLICATION INC    OTC EQ   300867108      369,750    81,600 N     X       BARB                 81,600

GUIDANT CORP                COMMON   401698105    1,003,763    14,200 N     X       BARB                 14,200

GLOBESPAN INC               OTC EQ   379571102      439,200     3,600 N     X       BARB                  3,600

HYPERFEED TECH INC          OTC EQ   44913S102      492,522   215,900 N     X       BARB                215,900

INTERACTIVE INTELLIGENCE I  OTC EQ   45839M103      471,750    12,000 N     X       BARB                 12,000

ELASTIC NETWORK             OTC EQ   284159100      250,875    18,000 N     X       BARB                 18,000

IVILLAGE INC                OTC EQ   46588H105       81,375    21,000 N     X       BARB                 21,000

KOHLS CORP                  COMMON   500255104      588,413    10,200 N     X       BARB                 10,200

LOCKHEED MARTIN CORP        COMMON   539830109    1,005,280    30,500 N     X       BARB                 30,500

***LORAL SPACE & COMMUNICA  COMMON   G56462107      455,088    74,300 N     X       BARB                 74,300

LIGHTPATH TECHNOLOGIES INC  OTC EQ   532257102      802,750    16,900 N     X       BARB                 16,900

LITRONIC INC                OTC EQ   537004103      189,175    64,400 N     X       BARB                 64,400

METRICOM INC                OTC EQ   591596101      471,225    18,300 N     X       BARB                 18,300

MARCHFIRST INC              OTC EQ   566244109      627,500    40,000 N     X       BARB                 40,000

MICROSTRATEGY INC CL A      OTC EQ   594972101      437,000    16,000 N     X       BARB                 16,000

METRIS COMPANIES INC        COMMON   591598107      681,375    17,250 N     X       BARB                 17,250

MYTURN.COM INC              OTC EQ   628690109      795,841   109,300 N     X       BARB                109,300

NEORX CORP NEW              OTC EQ   640520300      862,400    35,200 N     X       BARB                 35,200

NHANCEMENT TECHNOLOGIES IN  OTC EQ   65334P104      822,800    48,400 N     X       BARB                 48,400
                                                    -------

NUMERICAL TECHNOLOGIES INC  OTC EQ   67053T101      509,981    17,700 N     X       BARB                 17,700

OFFICAL PAYMENTS CORP       OTC EQ   676235104      891,221   109,900 N     X       BARB                109,900

OXFORD HEALTH PLANS INC     OTC EQ   691471106    1,303,138    42,400 N     X       BARB                 42,400

PERINI CORP                 COMMON   713839108    1,128,800   265,600 N     X       BARB                265,600

POWER INTEGRATIONS INC      OTC EQ   739276103      788,863    56,600 N     X       BARB                 56,600

PHARMACEUTICAL PRODUCT      OTC EQ   717124101    1,065,156    40,100 N     X       BARB                 40,100

PEREGRINE SYSTEMS INC       OTC EQ   71366Q101      378,750    20,000 N     X       BARB                 20,000

PER-SE TECHNOLOGIES INC     OTC EQ   713569309    1,384,206   109,100 N     X       BARB                109,100

RADIO ONE INC               OTC EQ   75040P108      244,388    29,400 N     X       BARB                 29,400

SUNRISE TECHNOLOGIES INC    OTC EQ   86769L103      564,938    78,600 N     X       BARB                 78,600

STRYKER CORP                COMMON   863667101      558,188    13,000 N     X       BARB                 13,000

SYNTROLEUM CORP             OTC EQ   871630109      611,250    30,000 N     X       BARB                 30,000

TELEDYNE TECHNOLOGIES INC   COMMON   879360105    1,310,625    45,000 N     X       BARB                 45,000

THQ INC NEW                 OTC EQ   872443403      888,150    38,200 N     X       BARB                 38,200

TIBCO SOFTWARE INC          OTC EQ   88632Q103      734,606     8,700 N     X       BARB                  8,700

***UNIGLOBE.COM INC CL B    CEQ      90491820U        5,583    21,000 N     X       BARB                 21,000

URSUS TELECOM CORP          OTC EQ   917287104       65,625    21,000 N     X       BARB                 21,000

VION PHARMACEUTICALS INC    OTC EQ   927624106      491,563    27,500 N     X       BARB                 27,500

WALKER INTERACTIVE SYSTEMS  OTC EQ   931664106       90,300    30,100 N     X       BARB                 30,100

WIRELESS FACILITIES INC     OTC EQ   97653A103      892,714    15,475 N     X       BARB                 15,475

WORLDGATE COMMUNICATIONS I  OTC EQ   98156L307      525,000    25,000 N     X       BARB                 25,000

WESTELL TECHNOLOGIES INC-C  OTC EQ   957541105      681,088    52,900 N     X       BARB                 52,900

EXTENDED SYSTEMS INC        OTC EQ   301973103      284,875     5,300 N     X       BARB                  5,300

GREG MINING                 OTC EQ   563823103       90,950    10,700 N     X       BARB                 10,700

HARTCOURT CO.               OTC EQ   416187201      155,400    29,600 N     X       BARB                 29,600

HUFFY COPR                  COMMON   444356109      120,750    11,500 N     X       BARB                 11,500

CONCORD CAMERA CORP         OTC EQ   206156101      202,438     7,900 N     X       BARB                  7,900

OPTIMAL ROBOTICS CORP       OTC EQ   68388R208      225,400     5,600 N     X       BARB                  5,600

PERLE SYSTEMS               OTC EQ   714152105       75,950    24,800 N     X       BARB                 24,800

PROSOFT TRAINING.COM        OTC EQ   743477101      208,050    14,600 N     X       BARB                 14,600

SHARPER IMAGE               OTC EQ   820013100      181,538    10,300 N     X       BARB                 10,300

TELECOMMUNICATIONS SYS      OTC EQ   87929J103      478,125    25,000 N     X       BARB                 25,000

XYBERNAUT CORP              OTC EQ   984149104       89,063    15,000 N     X       BARB                 15,000

AGGREGATE COLUMN TOTALS                          54,697,517
